Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Pensions and other post-employment benefits	3.4. Pensions and other post-employment benefits
Accounting policies
Nokia has various post-employment plans in accordance with the local conditions and practices in the countries in which it operates. Nokia’s defined benefit plans comprise pension schemes as well as other benefit plans providing post-employment healthcare and life insurance coverage to certain employee groups. Defined benefit plans expose Nokia to various risks such as investment risk, interest rate risk, life expectancy risk, and regulatory/
compliance risk. The characteristics and extent of these risks vary depending on the legal, fiscal and economic requirements in each country as well as the impact of global events.
The plans are generally funded through payments to insurance companies or contributions to trustee-administered funds as determined by periodic actuarial calculations.
The costs of defined benefit plans are assessed using the projected unit credit method.
The defined benefit obligation is measured as the present value of the estimated future cash outflows using interest rates on high-quality corporate bonds or government bonds with maturities most closely matching expected payouts of benefits. The plan assets are measured at fair value at the reporting date. The liability or asset recognized in the statement of financial position is the present value of the defined benefit obligation at the reporting date less the fair value of plan assets adjusted for effects of any asset ceiling.
Actuarial valuations for defined benefit plans are performed annually or when a material plan amendment, curtailment or settlement occurs. Service cost related to employees’
service in the current period and past service cost resulting from plan amendments and curtailments, as well as gains and losses on settlements, are presented in cost of sales, research and development expenses or selling, general and administrative expenses. Net interest as well as pension plan administration costs not considered in determining the return on plan assets, are presented in financial income and expenses. Remeasurements, comprising actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, excluding amounts recognized in net interest, are recognized in other comprehensive income. Remeasurements are not reclassified to profit or loss in subsequent periods.
In a defined contribution plan, Nokia’s legal or constructive obligation is limited to the amount that it agrees to contribute to the plan. Nokia’s contributions to defined contribution plans, multi-employer and insured plans are recognized in the income statement in the period to which the contributions relate. If a pension plan is funded through an insurance contract where Nokia does not retain any legal or constructive obligations, the plan is treated as a defined contribution plan. All arrangements that do not fulfill these conditions are considered defined benefit plans.
Defined benefit plans
Nokia’s most significant defined benefit plans are in the United States, Germany, and the
United Kingdom. Together, they account for 92% of Nokia’s total defined benefit obligation
(93% in 2023) and 91% of Nokia’s total fair value of plan assets (91% in 2023).
Summary of defined benefit balances at 31 December

EURm	Defined benefit obligation	Fair value of plan assets	Effects of asset ceiling	Net defined benefit balance
2024
United States, Pension	(10 688)	16 188	—	5 500
United States, OPEB	(1 393)	701	—	(692)
Germany	(1 959)	1 240	—	(719)
United Kingdom	(529)	736	—	207
Other	(1 220)	1 858	(85)	553
Total	(15 789)	20 723	(85)	4 849
2023
United States, Pension	(11 325)	16 285	—	4 960
United States, OPEB	(1 471)	675	—	(796)
Germany	(2 037)	1 199	—	(838)
United Kingdom	(782)	957	—	175
Other	(1 253)	1 798	(87)	458
Total	(16 868)	20 914	(87)	3 959
Funded status of defined benefit obligation:

EURm	2024	2023
Wholly funded	12 665	12 782
Partly funded	2 252	3 149
Unfunded	872	937
Total	15 789	16 868
United States
Nokia has significant defined benefit pension plans and a significant post-employment welfare benefit plan (OPEB) providing post-employment healthcare benefits and life insurance coverage in the United States.
Defined Benefit Pension Plans
The defined benefit pension plans include both traditional service-based programs and cash-
balance plans. Salaried, non-union-represented employees are covered by a cash-balance program. All other legacy programs, including legacy service-based programs, were frozen by
31 December 2009. For former employees who, when actively employed, were represented by a union, Nokia maintained two defined benefit pension plans, both of which are traditional service-based programs. On 31 December 2021, these two plans were merged.
Other Post-Employment Benefit Plan
The other post-employment benefit plan provides welfare benefits for certain retired former employees. Pursuant to an agreement with the Communications Workers of America (CWA) and the International Brotherhood of Electrical Workers (IBEW) unions, Nokia provides post-employment healthcare benefits and life insurance coverage for employees formerly represented by these two unions. That agreement was renewed in 2020, and the contract expires on 31 December
2027.
On 1 October 2024, Nokia transferred investment management operations for US Pension,
OPEB and 401(k) assets to Mercer in an Outsourced Investment Management (OCIO) transaction.
Germany
Nokia maintains two primary plans in Germany which cover the majority of active employees:
the cash-balance plan Beitragsorientierter Altersversorgungs Plan (BAP) for the Group’s Nokia
employees and a similar cash-balance program (AVK Basis-/Matchingkonto) for the Group’s former Alcatel-Lucent employees. Individual benefits are generally dependent on eligible compensation levels, ranking within the Group and years of service. These plans are partially funded defined benefit pension plans, the benefits being subject to a minimum return guaranteed by the Group. The funding vehicle for the BAP is the NSN Pension Trust e.V.
The trust is legally separate from the Group and manages the plan assets in accordance with the respective trust agreements.
All other plans have been frozen or closed in prior years and replaced by the cash-balance plans.
Benefits are paid in annual installments, as monthly retirement pension, or as a lump sum on retirement in an amount equal to accrued pensions and guaranteed interest.
United Kingdom
Nokia maintains one primary plan in the UK, “Nokia Retirement Plan for former NSN & ALU employees”, which is the result of the 2019 merger of the legacy Nokia plan where the plan was merged and members’ benefits were transferred to the legacy Alcatel-Lucent plan. The combined plan consists of both money purchase sections with Guaranteed Minimum Pension
(GMP) underpin and final salary sections. All final salary sections are closed to future benefit accrual: the legacy Nokia plan closed on 30 April 2012 and the legacy Alcatel-Lucent plan on 30 April 2018. Individual benefits for final salary sections are dependent on eligible compensation levels and years of service. For the money purchase sections with GMP underpin, individual benefits are dependent on the greater of the value of GMP at retirement date and the pension value resulting from the individual’s invested funds. Nokia engages the services of an external trustee service provider to manage all investments for the combined pension plan.
During 2024, Nokia completed a risk transfer buy-out in the amount of EUR 178 million, with insurer Aviva, for certain beneficiaries whose liability was covered by an existing insurance agreement.
With regard to the implications of the ruling by the High Court in June 2023, and the dismissal of appeal by the Court of Appeal in July 2024, in the case of Virgin Media Limited v NTL Pension
Trustees II Ltd, Nokia’s UK Pension Trustee will be undertaking an investigation pending further developments of this case in the courts expected in early 2025. As at 31 December 2024, management has not identified any benefit uncertainties for which the potential impact would need to be considered.
Movements in the defined benefit obligation, fair value of plan assets and the impact of the asset ceiling limitation for the years ended 31 December

Defined benefit obligation	2024				2023
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	(11 325)	(1 471)	(4 072)	(16 868)	(12 340)	(1 615)	(4 357)	(18 312)
Current service cost	(86)	—	(62)	(148)	(83)	—	(74)	(157)
Interest expense	(509)	(67)	(142)	(718)	(563)	(73)	(173)	(809)
Past service cost	(12)	—	7	(5)	(9)	—	3	(6)
Settlements(1)	—	—	178	178	—	—	501	501
Total	(607)	(67)	(19)	(693)	(655)	(73)	257	(471)
Remeasurements:
Gain/(loss) from change in demographic assumptions	114	17	32	163	66	1	(12)	55
Gain/(loss) from change in financial assumptions	463	62	88	613	(114)	(26)	(161)	(301)
Experience gain/(loss)	94	27	(13)	108	(43)	28	(11)	(26)
Total	671	106	107	884	(91)	3	(184)	(272)
Translation differences	(664)	(87)	(32)	(783)	431	57	(12)	476
Contributions from plan participants	—	(76)	(4)	(80)	—	(60)	(24)	(84)
Benefits paid	1 237	212	272	1 721	1 330	229	249	1 808
Other(2)	—	(10)	40	30	—	(12)	(1)	(13)
Total	573	39	276	888	1 761	214	212	2 187
31 December	(10 688)	(1 393)	(3 708)	(15 789)	(11 325)	(1 471)	(4 072)	(16 868)
Weighted average duration of the defined benefit obligation (in years)	9.1	10.3	10.1	9.5	7.7	8.8	10.6	8.5
(1)In 2024, the settlement relates to the transfer of a liability in the amount of EUR 178 million to insurer Aviva as part of a buy-out transaction in the UK. In 2023, the settlement related to the transfer of liabilities from formerly Nokia managed Provident Fund to Indian government managed Provident Fund platform (EPFO).
(2)Includes divestment related transfers.

Fair value of plan assets	2024				2023
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	16 285	675	3 954	20 914	17 726	637	4 328	22 691
Interest income	755	30	133	918	820	28	171	1 019
Administrative expenses and interest on asset ceiling	(18)	—	(5)	(23)	(17)	—	(4)	(21)
Settlements(1)	—	—	(183)	(183)	—	—	(494)	(494)
Total	737	30	(55)	712	803	28	(327)	504
Remeasurements:
Return on plan assets, excluding amounts included in interest income	(576)	50	44	(482)	(186)	62	48	(76)
Total	(576)	50	44	(482)	(186)	62	48	(76)
Translation differences	990	41	41	1 072	(624)	(21)	28	(617)
Contributions:
Employers	27	3	25	55	27	7	41	75
Plan participants	—	76	4	80	—	60	24	84
Benefits paid	(1 237)	(212)	(179)	(1 628)	(1 330)	(229)	(181)	(1 740)
Section 420 transfer(2)	(38)	38	—	—	(131)	131	—	—
Other	—	—	—	—	—	—	(7)	(7)
Total	(258)	(54)	(109)	(421)	(2 058)	(52)	(95)	(2 205)
31 December	16 188	701	3 834	20 723	16 285	675	3 954	20 914
(1)In 2024, the settlement primarily relates to transfer of assets in the amount of EUR 178 million to insurer Aviva as part of a buy-out transaction in the UK. In 2023, the settlement relates to the transfer of assets from formerly Nokia managed Provident Fund to Indian government managed Provident Fund platform (EPFO).
(2)Refer to the Future cash flows section below for description of Section 420 transfers.

The impact of the asset ceiling limitation	2024				2023
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	—	—	(87)	(87)	—	—	(84)	(84)
Interest expense	—	—	(1)	(1)	—	—	(2)	(2)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	—	—	6	6	—	—	5	5
Translation differences	—	—	(3)	(3)	—	—	(6)	(6)
31 December	—	—	(85)	(85)	—	—	(87)	(87)

Net balances	2024				2023
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
31 December	5 500	(692)	41	4 849	4 960	(796)	(205)	3 959
Consisting of:
Net pension assets	5 749	—	1 183	6 932	5 217	—	1 041	6 258
Net pension liabilities	(249)	(692)	(1 142)	(2 083)	(257)	(796)	(1 246)	(2 299)
Recognized in the income statement(1)

EURm	2024	2023	2022
Current service cost(2)	148	157	205
Past service cost(2)	5	6	(2)
Net interest(3)	(176)	(187)	(92)
Settlements(2)	5	(7)	(10)
Total	(18)	(31)	101
(1)Includes amounts related to both continuing and discontinued operations.
(2)Amounts related to continuing operations are presented in operating expenses within the income statement.
(3)Amounts related to continuing operations are presented in financial income within the income statement.
Recognized in other comprehensive income

EURm	2024	2023	2022
Return on plan assets, excluding amounts included in interest income	(482)	(76)	(4 646)
Gain/(loss) from change in demographic assumptions	163	55	(4)
(Loss)/gain from change in financial assumptions	613	(301)	4 534
Experience (loss)/gain	108	(26)	(320)
Change in asset ceiling, excluding amounts included in interest expense	6	5	12
Total	408	(343)	(424)
Actuarial assumptions and sensitivity analysis
Actuarial assumptions
The discount rates and mortality tables used for the significant plans:

	Discount rate		Mortality table
	2024	2023	2024
United States(1)	5.3%	4.7%	Pri-2012 w/MP-2020 Mortality projection scale
Germany	3.4%	3.2%	Heubeck 2018G
United Kingdom(2)	5.6%	4.5%	CMI 2023
Total weighted average for all countries	4.9%	4.4%
(1)Mortality tables remain unchanged in the US. 2024 mortality assumption includes an adjustment based upon actual experience.
(2)Mortality tables have been updated from CMI 2021 in 2023 to CMI 2023 for United Kingdom and have been adjusted with 1.5%
long-term rate of improvement.
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country.
The principal actuarial weighted average assumptions used for determining the defined benefit obligation and sensitivity of the defined benefit obligation to changes in these assumptions:

	2024	2023	Change in assumption	Increase in assumption(1) EURm	Decrease in assumption(1) EURm
Discount rate for determining present values	4.9%	4.4%	1.0%	1 162	(1 358)
Pension growth rate	2.1%	3.3%	1.0%	(226)	175
Inflation rate	2.0%	2.3%	1.0%	(249)	219
Life expectancy	86-88 yrs	87-88 yrs	1 year	(589)	559
(1)Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.
Sensitivity analysis
When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions, the present value of the defined benefit obligation is calculated using the projected unit credit method. The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant and may not be representative of the actual impact of changes. If more than one assumption is changed simultaneously, the combined impact of changes would not necessarily be the same as the sum of the individual changes. If the assumptions change to a different level compared with that presented, the effect on the defined benefit obligation may not be linear. Increases and decreases in the principal assumptions, which are used in determining the defined benefit obligation, do not have a symmetrical effect on the defined benefit obligation primarily due to the compound interest effect created when determining the net present value of the future benefit.
Key source of estimation uncertainty
The determination of pension and other post-employment benefit obligations and expenses for defined benefit plans is dependent on a number of estimates and assumptions, including the discount rate, future mortality rate, annual rate of increase in future compensation levels, and healthcare costs trend rates and usage of services in the United States where the majority of our post-employment healthcare plans are maintained. Changes in assumptions and actuarial estimates may materially affect the benefit obligation, future expense and future cash flow.
Investment strategies
The overall pension investment objective of Nokia is to
preserve or enhance the defined benefit pension plans’ funded status through the implementation of an investment strategy
that maximizes return within the context of minimizing funded status risk. In formulating the asset allocation for the plans, multiple factors are considered, including, but not limited to, the long-term risk and return expectations for a variety of
asset classes as well as current and multi-year projections
of the defined benefit pension plans’ demographics, benefit
payments, contributions and funded status. Local trustee
boards are responsible for conducting Asset-Liability
Management (ALM) studies, when appropriate; overseeing the
investment of plan assets; and monitoring and managing
associated risks under company oversight and in accordance
with local law. The results of the ALM framework are
implemented on a plan level.
Nokia’s pension investment managers may use derivative
financial instruments including futures contracts, forward
contracts, options and interest rate swaps to manage market
risk. The performance and risk profile of investments is
regularly monitored on a standalone basis as well as in the
broader portfolio context. One risk is a decline in the plan’s funded status as a result of the adverse performance of plan assets and/or defined benefit obligations. The application
of the ALM study focuses on minimizing such risks.
United States plan assets
The majority of Nokia’s United States pension plan assets are held in a master pension trust. The OPEB plan assets are held in two separate trusts. The Pension & Benefits Investment
Committee formally approves the target asset allocation
following the proposal by Nokia’s OCIO provider. The overall
United States pension plan asset portfolio, at 31 December
2024, reflects a balance of investments split of approximately
20/80 between equity, including alternative investments for
this purpose, and fixed income securities.
Disaggregation of plan assets(1)

	2024				2023
EURm	Quoted	Unquoted	Total	% of total assets	Quoted	Unquoted	Total	% of total assets
Equity securities	1 055	—	1 055	5%	1 249	—	1 249	6%
Fixed income securities	14 721	142	14 863	72%	14 750	140	14 890	71%
Insurance contracts	—	648	648	3%	—	807	807	4%
Real estate	—	860	860	4%	—	1 010	1 010	5%
Short-term investments	945	—	945	5%	689	—	689	3%
Private equity and other	103	2 249	2 352	11%	106	2 163	2 269	11%
Total	16 824	3 899	20 723	100%	16 794	4 120	20 914	100%
(1)Beginning in 2024, Nokia reports temporarily held cash positions associated with different asset classes as part of those asset classes. Previously these cash positions were included in short-term investments. Comparative asset balances have been recast accordingly.

Most short-term investments including cash, equities and fixed-income securities have quoted market prices in active markets.
Equity securities represent investments in equity funds and direct investments, which have quoted market prices in an active market. Fixed income securities represent direct investments in government and corporate bonds, as well as investments in bond funds, which have quoted market prices in an active market. Insurance contracts are customary pension insurance contracts structured under domestic law in the respective countries. Real estate investments are investments in commercial properties or real estate funds, which invest in a diverse range of real estate properties. Private equity and other investments include investments in private equity limited partnerships and absolute return investments in hedge funds.
Short-term investments are liquid assets or cash, which are being held for a short period of time, with the primary purpose of controlling the tactical asset allocation. Private equity net asset values (NAVs) are determined by the asset managers based on inputs such as operating results, discounted future cash flows and market-based comparable data. Assets invested in alternative asset classes such as private equity, real estate and absolute return are measured using latest available valuations provided by the asset managers, reviewed by Nokia and adjusted for subsequent cash flows.

Future cash flows
Contributions
Group contributions to the pension and other post-employment benefit plans are made to facilitate future benefit payments to plan participants. The funding policy is to meet minimum funding requirements as set forth in the employee benefit and tax laws, as well as any such additional amounts as Nokia may determine appropriate. Contributions are made to benefit plans for the sole benefit of plan participants. Employer contributions expected to be paid in
2025 total EUR 55 million.
United States
Funding methods
Funding requirements for the two United States qualified defined benefit pension plans are determined by the applicable statutes, namely the Employee Retirement Income Security Act of
1974 (ERISA), the Internal Revenue Code of 1986, and regulations issued by the Internal Revenue
Service (IRS). In determining funding requirements, ERISA allows assets to be either fair value or an average value over a period of time; and liabilities to be based on spot interest rates or average interest rates over a period of time. For the non-represented and formerly represented defined benefit pension plans, Nokia does not foresee any future funding requirement for regulatory funding purposes, given the plans’ asset allocation and the level of assets compared to liabilities.
Post-employment healthcare benefits for both non-represented and formerly union represented retirees are capped for those who retired after 28 February 1990. The benefit obligation associated with this group of retirees is 99% of the total United States retiree healthcare obligation at 31 December 2024. The US government’s Medicare program is the primary payer for those aged 65 and older.
Section 420 transfers
Section 420 of the U.S. Internal Revenue Code (Section 420) allows for the transfer of pension assets in excess of specified thresholds above the plan’s funding obligation (excess pension assets) to a retiree health benefits account, a retiree life insurance account, or both, maintained within the pension plan and to use the assets in such accounts to pay for, or to reimburse the employer for the cost of providing applicable health or life insurance benefits, each as defined in Section 420, for retired employees, and with respect to health benefits, their spouses and dependents. Employers making such transfers are required to continue to provide healthcare benefits or life insurance coverage, as the case may be, for a certain period of time (cost maintenance period) at levels prescribed by regulations. Pursuant to Section 420, Nokia has transferred EUR 38 million during 2024 (EUR 131 million in 2023). Section 420 is currently set to expire on 31 December 2032.
Benefit payments
The following table summarizes expected benefit payments from the defined benefit pension plans and other post-employment benefit plans until 2034. Actual benefit payments may differ from expected benefit payments.

	US Pension			US OPEB		Other countries	Total
EURm	Management	Occupational	Supplemental plans	Formerly union represented	Non-union represented
2025	1 053	214	27	60	61	261	1 676
2026	983	198	26	53	62	241	1 563
2027	919	184	25	49	62	240	1 479
2028	861	170	24	79	62	244	1 440
2029	810	157	23	72	63	269	1 394
2030–2034	3 343	609	101	273	309	1 346	5 981
Benefits are paid from plan assets where there is sufficient funding available to the plan to cover the benefit obligation. Any payments in excess of the plan assets are paid directly by Nokia.
Direct benefit payments expected to be paid in 2025 total EUR 108 million.